CM-I-TST-SUP-1 012811
Prospectus Supplement dated January 28, 2011
The purpose of this supplement is to provide you with changes to the current Prospectus for Investor Class shares of the Funds listed below:
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
The following information replaces in its entirety the information appearing under the heading “Fund Summaries — Premier Portfolio — Fees and Expenses of the Fund”:
“Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(fees paid directly from your investment)	Class: Investor

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class: Investor

Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	None
Total Annual Fund Operating Expenses	0.25
Fee Waiver and/or Expense Reimbursement[1]	0.07
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18

[1]	Effective February 1, 2011, through at least January 31, 2012, Invesco Advisers, Inc. has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio. Fee waivers have been restated to reflect this agreement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on January 31, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor Class	$18	$73	$134	$311”

1

CM-I-TST-SUP-1 012811
The following information replaces in its entirety the information appearing under the heading “Fund Summaries — Premier U.S. Government Money Portfolio — Fees and Expenses of the Fund”:
“Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(fees paid directly from your investment)	Class: Investor

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class: Investor

Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	None
Total Annual Fund Operating Expenses	0.25
Fee Waiver and/or Expense Reimbursement[1]	0.07
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18

[1]	Effective February 1, 2011, through at least January 31, 2012, Invesco Advisers, Inc. has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Premier U.S. Government Money Portfolio. Fee waivers have been restated to reflect this agreement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on January 31, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor Class	$ 18	$ 73	$ 134	$ 311”

The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information — Premier Portfolio — Investor” and “Hypothetical Investment and Expense Information — Premier U.S. Government Money Portfolio — Investor”:

“Premier
Portfolio -
INVESTOR	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.18%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%

2

CM-I-TST-SUP-1 012811

“Premier
Portfolio -
INVESTOR	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.82%	9.80%	15.01%	20.48%	26.20%	32.19%	38.47%	45.05%	51.94%	59.16%
End of Year Balance	$10,482.00	$10,979.90	$11,501.44	$12,047.76	$12,620.03	$13,219.48	$13,847.40	$14,505.16	$15,194.15	$15,915.87
Estimated Annual Expenses	$18.43	$26.83	$28.10	$29.44	$30.83	$32.30	$33.83	$35.44	$37.12	$38.89 ”

“Premier U.S.
Government Money
Portfolio -
INVESTOR	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.18%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.82%	9.80%	15.01%	20.48%	26.20%	32.19%	38.47%	45.05%	51.94%	59.16%
End of Year Balance	$10,482.00	$10,979.90	$11,501.44	$12,047.76	$12,620.03	$13,219.48	$13,847.40	$14,505.16	$15,194.15	$15,915.87
Estimated Annual Expenses	$18.43	$26.83	$28.10	$29.44	$30.83	$32.30	$33.83	$35.44	$37.12	$38.89 ”

3

CM-I-TST-SUP-2 012811
Prospectus Supplement dated January 28, 2011
The purpose of this supplement is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
The following information replaces in its entirety the information appearing under the heading “Fund Summaries — Premier Portfolio — Fees and Expenses of the Fund”:
“Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(fees paid directly from your investment)	Class: Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class: Institutional

Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	None
Total Annual Fund Operating Expenses	0.25
Fee Waiver and/or Expense Reimbursement[1]	0.07
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18

[1]	Effective February 1, 2011, through at least January 31, 2012, Invesco Advisers, Inc. has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio. Fee waivers have been restated to reflect this agreement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on January 31, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$18	$73	$134	$311”

CM-I-TST-SUP-2 012811
The following information replaces in its entirety the information appearing under the heading “Fund Summaries — Premier U.S. Government Money Portfolio — Fees and Expenses of the Fund”:
“Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(fees paid directly from your investment)	Class: Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class: Institutional

Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	None
Total Annual Fund Operating Expenses	0.25
Fee Waiver and/or Expense Reimbursement[1]	0.07
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18

[1]	Effective February 1, 2011, through at least January 31, 2012, Invesco Advisers, Inc. has contractually agreed to waive advisory fees equal to 0.07% of the average daily net assets of Premier U.S. Government Money Portfolio. Fee waivers have been restated to reflect this agreement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on January 31, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$18	$73	$134	$311”

The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information — Premier Portfolio — Institutional” and “Hypothetical Investment and Expense Information — Premier U.S. Government Money Portfolio — Institutional”:

CM-I-TST-SUP-2 012811

“Premier
Portfolio -
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.18%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.82%	9.80%	15.01%	20.48%	26.20%	32.19%	38.47%	45.05%	51.94%	59.16%
End of Year Balance	$10,482.00	$10,979.90	$11,501.44	$12,047.76	$12,620.03	$13,219.48	$13,847.40	$14,505.16	$15,194.15	$15,915.87
Estimated Annual Expenses	$18.43	$26.83	$28.10	$29.44	$30.83	$32.30	$33.83	$35.44	$37.12	$38.89 ”

"Premier U.S.
Government
Money Portfolio -
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.18%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.82%	9.80%	15.01%	20.48%	26.20%	32.19%	38.47%	45.05%	51.94%	59.16%
End of Year Balance	$10,482.00	$10,979.90	$11,501.44	$12,047.76	$12,620.03	$13,219.48	$13,847.40	$14,505.16	$15,194.15	$15,915.87
Estimated Annual Expenses	$18.43	$26.83	$28.10	$29.44	$30.83	$32.30	$33.83	$35.44	$37.12	$38.89 ”

ATST-SUP-3 012811
Statement of Additional Information Supplement dated January 28, 2011
The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Investor Class and Institutional Class shares of the Funds listed below:
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
The following information replaces in its entirety the eighth paragraph appearing under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” on page 34 of the Statement of Additional Information:
“Invesco has contractually agreed through at least January 31, 2012 to waive management fees equal to 0.07% of Premier Portfolio’s and Premier U.S. Government Money Portfolio’s average daily net assets. Such contractual fee waivers or reductions are set forth in the Fee Table to the Funds’ Prospectus and may not be terminated or amended to either Fund’s detriment during the period stated in the agreement between Invesco and such Funds without the prior approval of the Board.”